SHAREHOLDERS EQUITY (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	May 12, 2020	Apr. 19, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 16, 2021	May 14, 2021	Jul. 08, 2019
Ordinary shares authorized				50,000,000	50,000,000
Share-based compensation				$ 2,235,000
Ordinary shares par value				$ 0.001	$ 0.001		$ 0.001		$ 0.001
Registration Statement, description			Form F-1 to register 6,000,000 ordinary shares of the Company in an effort to offer these shares to potential investors and raise funds as working capital and potential future acquisitions.
Ordinary sharers granted							1,500,000
Ordinary sharers issued				6,333,333	6,333,333
Ordinary sharers outstanding				13,848,333	6,333,333
Statutory reserve				$ 719,804	$ 551,146
Total restricted net assets				10,124,824	8,262,442
Proceeds from issuance of shares, net				29,047,088	$ 5,405,451	$ 0
Initial Public Offering [Member]
Ordinary shares par value	$ 6.00	$ 0.001
Ordinary sharers issued	1,333,333	6,000,000
Proceeds from issuance of shares, net	$ 5,400,000
Proceeds from issuance of shares, gross	8,000,000
Common Stocks
Share-based compensation				$ 53,250
Price per share		$ 5.0
Proceeds from issuance of offering, gross	$ 8,000,000	$ 29,000,000.0
Independent directors [Member]
Ordinary shares par value								$ 0.001
Ordinary sharers granted								15,000
Fair value of ordinery shares								$ 53,250